                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                       Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Value Index and the S&P 500 Index from 12/31/95 through 12/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN EQUITY AND
                                                       INCOME FUND          RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                  ---------------------     ------------------------          -------------
12/95                                                      9432                       10000                       10000
                                                           9761                       10566                       10537
                                                           9936                       10748                       11010
                                                          10157                       11060                       11350
12/96                                                     10899                       12164                       12296
                                                          11067                       12476                       12627
                                                          12496                       14315                       14829
                                                          13417                       15740                       15939
12/97                                                     13529                       16444                       16397
                                                          14991                       18361                       18684
                                                          15286                       18444                       19301
                                                          14078                       16308                       17380
12/98                                                     15828                       19015                       21081
                                                          15453                       19287                       22130
                                                          16860                       21463                       23691
                                                          15981                       19360                       22210
12/99                                                     17403                       20411                       25515
                                                          18529                       20509                       26099
                                                          18727                       19547                       25405
                                                          20441                       21083                       25156
12/00                                                     20917                       21842                       23186
                                                          19713                       20562                       20439
                                                          20687                       21566                       21634
                                                          19413                       19204                       18458
12/01                                                     20451                       20620                       20431
                                                          21105                       21463                       20489
                                                          19940                       19634                       17743
                                                          17704                       15949                       14679
12/02                                                     18750                       17419                       15918
                                                          18244                       16573                       15416
                                                          20585                       19435                       17789
                                                          20933                       19835                       18259
12/03                                                     22904                       22650                       20483
                                                          23374                       23336                       20829
                                                          23527                       23542                       21187
                                                          23709                       23904                       20791
12/04                                                     25601                       26385                       22710
                                                          25500                       26409                       22222
                                                          26091                       26850                       22526
                                                          27294                       27892                       23337
12/05                                                     27601                       28246                       23825

                                                                                            R SHARES     I SHARES
                              A SHARES              B SHARES              C SHARES            SINCE        SINCE
                           since 08/03/60        since 05/01/92        since 07/06/93       10/01/02     12/23/04
------------------------------------------------------------------------------------------------------------------
                                     W/MAX                 W/MAX                  W/MAX
                                     5.75%                 5.00%                  1.00%
AVERAGE ANNUAL           W/O SALES   SALES     W/O SALES   SALES     W/O SALES    SALES     W/O SALES    W/O SALES
TOTAL RETURNS             CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE      CHARGES      CHARGES

Since Inception           11.11%     10.96%     11.84%     11.84%      11.35%     11.35%     13.74%        8.49%

10-year                   11.34      10.69      10.80      10.80       10.50      10.50         NA           NA

5-year                     5.70       4.46       4.92       4.67        4.93       4.93         NA           NA

1-year                     7.81       1.57       7.15       2.15        7.12       6.12       7.65         8.33
------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index is generally representative of the U.S. market for large capitalization value stocks. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Equity and Income Fund is managed by the Adviser's Equity Income and Taxable Fixed Income teams.(1) Current members include James A. Gilligan and David S. Horowitz, Managing Directors of the Adviser; James O. Roeder, Gerhardt Herbert, and Thomas B. Bastian, Executive Directors of the Adviser; and Sergio Marcheli and Vincent E. Vizachero, Vice Presidents of the Adviser.

MARKET CONDITIONS

For the 12-month period ended December 31, 2005, the broad stock market produced a modest gain. Throughout the period, rising interest rates and high oil prices fed investor uncertainty about the economy's growth prospects, the ability of the consumer to continue spending, and the potential for inflation. However, despite some fears of a "soft patch" earlier in the spring and the devastating Gulf Coast hurricanes, economic news remained generally upbeat and inflation was contained. With the exception of the U.S. auto industry, healthy corporate profits and strong earnings across a range of sectors helped support the market. Other corporate actions--such as stock buybacks and merger and acquisition activity--were more prevalent than they have been in some time, spurring additional confidence in the stock market. Value stocks, which comprise the fund's portfolio, maintained a very slight edge over growth stocks. The best performing sectors in the Russell 1000 Value Index (the fund's benchmark), were energy, utilities, and health care. Laggards included consumer discretionary and telecommunication services.

Bonds trailed stocks for the year, with investment grade corporate bonds underperforming other major bond market sectors. To manage economic growth and stave off inflation, the Federal Open Market Committee (the Fed) continued raising its federal funds target rate in steady increments throughout the period. While the yields of short and intermediate term bonds rose in concert with the Fed's actions, the yields of long-term bonds were less responsive and actually declined at points. In this environment, income-oriented investors often gravitated away from the highest rated credits.

(1) Team members may change without notice from time to time.

PERFORMANCE ANALYSIS

The fund returned 7.81 percent for the 12 months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell 1000 Value Index and the Standard & Poor's 500 Index, returned 7.05 percent and 4.91 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

---------------------------------------------------------------------------------------
                                                                      STANDARD &
                                                          RUSSELL       POOR'S
                                                          1000(R)       500(R)
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I   VALUE INDEX      INDEX

       7.81%     7.15%     7.12%     7.65%     8.33%       7.05%         4.91%
---------------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

From an absolute performance standpoint, energy was the fund's best performing group. The fund had a particular emphasis on refining and marketing companies, which generated standout gains. These companies were able to capture significantly wider profit margins as the spread between the rising cost of crude oil and the price for refining oil into gasoline continued to increase. In addition, the fund was well positioned in the financials sector. The fund had limited exposure to regional banks, which historically have tended to suffer disproportionately to other types of financial companies in a rising interest-rate and flattening yield curve environment. Diversified financial service companies, in which the fund had more sizeable weighting, did well due largely to their capital markets exposure. Insurance securities were also a notable contributor in the financials area. Health care holdings, primarily in pharmaceutical companies, were also a positive influence on performance. Positive expectations for new drug launches and favorable patent protection rulings helped buoy the beleaguered industry.

In contrast, the fund's telecommunication services holdings did not fare so well. Within the industry, competition has intensified, and the landline companies have begun to lose revenues to cable and wireless carriers. Media securities, part of the consumer discretionary sector, also drove down returns, as these companies continued to slump amid weak advertising revenues. The fund's fixed income position posted a slightly negative return for the period, on an absolute basis. The fund focuses on investment-grade corporate bonds and Treasury securities, and these groups lagged other bond market sectors for the year.

During the year, we increased the fund's convertibles exposure while slightly decreasing its bond weighting. New issuance in the convertibles market and selected buying opportunities among what we consider attractively valued convertible securities prompted us to make the increase. As of the end of the
 4
reporting period, the fund held 68.6 percent in stocks, 19.0 percent in bonds and 12.4 percent in convertible securities.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/05
J.P. Morgan Chase & Co.                                           1.9%
Bayer AG--ADR (Germany)                                           1.8
Merrill Lynch & Co., Inc.                                         1.6
Citigroup, Inc.                                                   1.6
General Electric Co.                                              1.5
Schering-Plough Corp.                                             1.5
Roche Holdings AG--ADR (Switzerland)                              1.5
Time Warner, Inc.                                                 1.5
Bristol-Myers Squibb Co.                                          1.5
Sprint Nextel Corp.                                               1.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
U.S. Government Agency Obligations                               10.4%
Pharmaceuticals                                                   8.7
Other Diversified Financial Services                              3.6
Property & Casualty                                               3.4
Movies & Entertainment                                            3.2
Integrated Oil & Gas                                              3.2
Investment Banking & Brokerage                                    3.1
Electric Utilities                                                2.7
Industrial Conglomerates                                          2.5
Biotechnology                                                     2.5
Diversified Chemicals                                             2.4
Thrifts & Mortgage Finance                                        2.3
Integrated Telecommunication Services                             2.2
Packaged Foods & Meats                                            2.0
Broadcasting & Cable TV                                           1.8
Oil & Gas Equipment & Services                                    1.5
Wireless Communications                                           1.5
Semiconductor Equipment                                           1.4
Brokerage                                                         1.3
Automobile Manufacturers                                          1.3
Aerospace & Defense                                               1.3
Managed Health Care                                               1.3
Systems Software                                                  1.2
Electronic Equipment Manufacturers                                1.1
Communications Equipment                                          1.0
Automotive                                                        1.0
Gold                                                              1.0
Health Care Equipment                                             1.0
Diversified Banks                                                 0.9
Electric                                                          0.9
Hypermarkets & Super Centers                                      0.9
Soft Drinks                                                       0.9
Tobacco                                                           0.9
Banking                                                           0.8
Semiconductors                                                    0.8
Insurance Brokers                                                 0.7
Life & Health Insurance                                           0.7
Regional Banks                                                    0.7
Telecommunications                                                0.6
Oil & Gas Refining & Marketing                                    0.6
Asset Management & Custody Banks                                  0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
                                       (continued from previous page)
Health Care Services                                              0.6
Computer Hardware                                                 0.6
Health Care Supplies                                              0.6
Multi-line Insurance                                              0.6
Integrated Energy                                                 0.6
Gas Utilities                                                     0.5
Food/Beverage                                                     0.5
Department Stores                                                 0.5
Industrial Machinery                                              0.5
Household Products                                                0.5
Distillers & Vintners                                             0.5
Paper                                                             0.4
Oil & Gas Storage & Transportation                                0.4
Noncaptive-Consumer Finance                                       0.4
Specialty Stores                                                  0.4
Technology                                                        0.4
Airlines                                                          0.3
Financial                                                         0.3
Restaurants                                                       0.3
Chemicals                                                         0.3
Media-Noncable                                                    0.3
Supermarkets                                                      0.3
Housewares & Specialties                                          0.2
Healthcare                                                        0.2
Life Insurance                                                    0.2
Casinos & Gaming                                                  0.2
Noncaptive-Diversified Finance                                    0.2
Health Care Distributors                                          0.2
Railroads                                                         0.2
Personal Products                                                 0.1
Commodity Chemicals                                               0.1
Diversified Manufacturing                                         0.1
Sovereigns                                                        0.1
Construction Machinery                                            0.1
Industrial                                                        0.1
Media-Cable                                                       0.1
Natural Gas Pipelines                                             0.1
Advertising                                                       0.1
Application Software                                              0.1
Retail                                                            0.1
Gaming                                                            0.1
                                                                -----
Total Long-Term Investments                                      92.3%
Short-Term Investments                                            7.6
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 7/1/05          12/31/05       07/1/05-12/31/05
Class A
  Actual....................................    $1,000.00        $1,057.89           $4.05
  Hypothetical..............................     1,000.00         1,021.21            3.97
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,055.02            7.98
  Hypothetical..............................     1,000.00         1,017.41            7.83
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,053.58            7.97
  Hypothetical..............................     1,000.00         1,017.41            7.83
  (5% annual return before expenses)
Class R
  Actual....................................     1,000.00         1,057.64            5.34
  Hypothetical..............................     1,000.00         1,020.01            5.24
  (5% annual return before expenses)
Class I
  Actual....................................     1,000.00         1,060.35            2.86
  Hypothetical..............................     1,000.00         1,022.41            2.80
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.54%, 1.54%, 1.03%, and 0.55% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  58.4%
AEROSPACE & DEFENSE  1.3%
Northrop Grumman Corp. .....................................  1,735,600    $  104,326,916
Raytheon Co. ...............................................  2,354,300        94,525,145
                                                                           --------------
                                                                              198,852,061
                                                                           --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.6%
State Street Corp. .........................................  1,741,900        96,570,936
                                                                           --------------

AUTOMOBILE MANUFACTURERS  0.6%
Honda Motor Co., Ltd.--ADR (Japan)..........................  3,069,000        88,908,930
                                                                           --------------

BANKING  0.2%
MBNA Corp. .................................................  1,106,000        30,027,900
                                                                           --------------

BIOTECHNOLOGY  0.9%
Applera Corp. ..............................................  1,434,470        38,099,523
Chiron Corp. (a)............................................  2,288,000       101,724,480
                                                                           --------------
                                                                              139,824,003
                                                                           --------------
BROADCASTING & CABLE TV  1.2%
Clear Channel Communications, Inc. .........................  6,251,400       196,606,530
                                                                           --------------

COMMODITY CHEMICALS  0.1%
Lanxess, AG (Euro) (Germany) (a)............................    683,360        21,811,445
                                                                           --------------

COMMUNICATIONS EQUIPMENT  0.5%
Motorola, Inc. .............................................  3,633,400        82,078,506
                                                                           --------------

COMPUTER HARDWARE  0.6%
Hewlett-Packard Co. ........................................  3,326,500        95,237,695
                                                                           --------------

DEPARTMENT STORES  0.5%
Kohl's Corp. (a)............................................  1,617,500        78,610,500
                                                                           --------------

DISTILLERS & VINTNERS  0.5%
Diageo PLC--ADR (United Kingdom) ...........................  1,252,400        73,014,920
                                                                           --------------

DIVERSIFIED BANKS  0.9%
Bank of America Corp. ......................................  2,913,100       134,439,565
                                                                           --------------

DIVERSIFIED CHEMICALS  2.4%
Bayer AG--ADR (Germany).....................................  6,833,600       285,371,136
Dow Chemical Co. ...........................................  2,018,050        88,430,951
                                                                           --------------
                                                                              373,802,087
                                                                           --------------
ELECTRIC UTILITIES  2.0%
American Electric Power Co., Inc. ..........................  2,627,700        97,461,393
Entergy Corp. ..............................................  1,644,000       112,860,600
FirstEnergy Corp. ..........................................  2,113,200       103,525,668
                                                                           --------------
                                                                              313,847,661
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
GOLD  1.0%
Newmont Mining Corp. .......................................  2,857,400    $  152,585,160
                                                                           --------------

HEALTH CARE DISTRIBUTORS  0.1%
McKesson Corp. .............................................    469,630        24,228,212
                                                                           --------------

HEALTH CARE EQUIPMENT  0.2%
Boston Scientific Corp. (a).................................  1,380,100        33,798,649
                                                                           --------------

HEALTH CARE SUPPLIES  0.6%
Bausch & Lomb, Inc. ........................................  1,384,020        93,974,958
                                                                           --------------

HOUSEHOLD PRODUCTS  0.5%
Procter & Gamble Co. .......................................  1,325,000        76,691,000
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  0.9%
Wal-Mart Stores, Inc. ......................................  2,962,800       138,659,040
                                                                           --------------

INDUSTRIAL CONGLOMERATES  2.5%
General Electric Co. .......................................  6,820,600       239,062,030
Siemens AG--ADR (Germany)...................................  1,749,700       149,756,823
                                                                           --------------
                                                                              388,818,853
                                                                           --------------
INDUSTRIAL MACHINERY  0.5%
Ingersoll-Rand Co., Class A (Bermuda).......................  1,911,820        77,180,173
                                                                           --------------

INSURANCE BROKERS  0.7%
Marsh & McLennan Co., Inc. .................................  3,567,400       113,300,624
                                                                           --------------

INTEGRATED OIL & GAS  3.2%
BP PLC--ADR (United Kingdom)................................  2,243,700       144,090,414
ConocoPhillips..............................................  2,480,600       144,321,308
Exxon Mobil Corp. ..........................................  1,073,500        60,298,495
Royal Dutch Shell PLC--ADR (United Kingdom).................  2,489,900       153,103,951
                                                                           --------------
                                                                              501,814,168
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  2.2%
France Telecom--ADR (France)................................  4,487,400       111,467,016
Sprint Nextel Corp. ........................................  9,801,169       228,955,308
                                                                           --------------
                                                                              340,422,324
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  2.8%
Charles Schwab Corp. .......................................  8,946,540       131,245,742
Goldman Sachs Group, Inc. ..................................    473,000        60,406,830
Merrill Lynch & Co., Inc. ..................................  3,762,900       254,861,217
                                                                           --------------
                                                                              446,513,789
                                                                           --------------
LIFE & HEALTH INSURANCE  0.2%
Aegon N.V. (Netherlands)....................................  2,374,900        38,758,368
                                                                           --------------

MANAGED HEALTH CARE  1.0%
Cigna Corp. ................................................  1,425,200       159,194,840
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT  3.2%
CCE Spinco, Inc. (a)........................................     781,425   $   10,236,667
Time Warner, Inc. ..........................................  13,382,000      233,382,080
Viacom, Inc., Class B.......................................   3,571,400      116,427,640
Walt Disney Co. ............................................   6,018,400      144,261,048
                                                                           --------------
                                                                              504,307,435
                                                                           --------------
MULTI-LINE INSURANCE  0.6%
Hartford Financial Services Group, Inc. ....................   1,051,300       90,296,157
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  1.3%
Schlumberger Ltd. ..........................................   2,053,400      199,487,810
                                                                           --------------

OIL & GAS REFINING & MARKETING  0.3%
Valero Energy Corp. ........................................   1,049,200       54,138,720
                                                                           --------------

OIL & GAS STORAGE & TRANSPORTATION  0.4%
Williams Cos., Inc. ........................................   3,000,000       69,510,000
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.5%
Citigroup, Inc. ............................................   5,064,800      245,794,744
J.P. Morgan Chase & Co. ....................................   7,706,645      305,876,740
                                                                           --------------
                                                                              551,671,484
                                                                           --------------
PACKAGED FOODS & MEATS  2.0%
Cadbury Schweppes PLC--ADR (United Kingdom).................   2,486,219       95,197,325
Unilever NV (Netherlands)...................................   3,136,900      215,348,185
                                                                           --------------
                                                                              310,545,510
                                                                           --------------
PERSONAL PRODUCTS  0.1%
Avon Products, Inc. ........................................     795,400       22,708,670
                                                                           --------------

PHARMACEUTICALS  7.6%
Bristol-Myers Squibb Co. ...................................  10,009,000      230,006,820
Eli Lilly & Co..............................................  .2,655,900      150,297,381
GlaxoSmithKline PLC--ADR (United Kingdom)...................   1,661,600       83,877,568
Roche Holdings AG--ADR (Switzerland)........................   3,131,500      234,396,220
Sanofi Aventis--ADR (France)................................   2,662,000      116,178,731
Schering-Plough Corp. ......................................  11,434,800      238,415,580
Wyeth, Inc. ................................................   3,104,100      143,005,887
                                                                           --------------
                                                                            1,196,178,187
                                                                           --------------
PROPERTY & CASUALTY  2.7%
ACE, Ltd. (Bermuda).........................................     392,700       20,985,888
Chubb Corp. ................................................   1,672,558      163,325,289
St. Paul Travelers Cos., Inc. ..............................   3,925,649      175,358,741
XL Capital, Ltd., Class A (Bermuda).........................     985,900       66,429,942
                                                                           --------------
                                                                              426,099,860
                                                                           --------------
REGIONAL BANKS  0.7%
PNC Financial Services Group, Inc. .........................   1,742,900      107,763,507
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
RESTAURANTS  0.3%
McDonald's Corp. ...........................................  1,466,890    $   49,463,531
                                                                           --------------

SEMICONDUCTOR EQUIPMENT  0.7%
Micron Technology, Inc. (a).................................  8,193,400       109,054,154
                                                                           --------------

SEMICONDUCTORS  0.8%
Intel Corp. ................................................  5,101,000       127,320,960
                                                                           --------------

SOFT DRINKS  0.9%
Coca-Cola Co. ..............................................  3,382,000       136,328,420
                                                                           --------------

SPECIALTY STORES  0.2%
Office Depot, Inc. (a)......................................  1,204,400        37,818,160
                                                                           --------------

SYSTEMS SOFTWARE  1.2%
Symantec Corp. (a)..........................................  10,935,200      191,366,000
                                                                           --------------

THRIFTS & MORTGAGE FINANCE  1.2%
Freddie Mac.................................................  2,788,200       182,208,870
                                                                           --------------

TOBACCO  0.9%
Altria Group, Inc. .........................................  1,803,000       134,720,160
                                                                           --------------

WIRELESS COMMUNICATIONS  1.1%
Verizon Communications, Inc. ...............................  5,916,012       178,190,281
                                                                           --------------

TOTAL COMMON STOCKS  58.4%..............................................    9,188,750,773
                                                                           --------------

CONVERTIBLE PREFERRED STOCKS  4.9%
ADVERTISING  0.1%
Interpublic Group Cos., Inc. ...............................     44,700         1,654,347
Interpublic Group Cos., Inc., Ser B, 144A-Private Placement
  (b).......................................................     13,700        12,641,675
                                                                           --------------
                                                                               14,296,022
                                                                           --------------
AIRLINES  0.1%
Continental Airlines Fin Trust II...........................    271,000         7,791,250
                                                                           --------------

DIVERSIFIED CHEMICALS  0.0%
Huntsman Corp. .............................................     65,200         2,639,296
                                                                           --------------

GAS UTILITIES  0.2%
El Paso Energy Capital Trust I..............................    820,900        27,122,536
                                                                           --------------

HEALTH CARE EQUIPMENT  0.4%
Baxter International........................................  1,203,500        64,688,125
                                                                           --------------

HEALTH CARE SERVICES  0.2%
Omnicare Capital Trust II...................................    399,800        29,693,146
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I....................................    925,000    $   38,618,750
                                                                           --------------

INTEGRATED ENERGY  0.4%
Amerada Hess Corp. .........................................    600,000        64,848,000
                                                                           --------------

INVESTMENT BANKING & BROKERAGE  0.2%
Lazard, Ltd. (Bermuda)......................................  1,014,800        30,088,820
                                                                           --------------

LIFE & HEALTH INSURANCE  0.3%
Conseco, Inc. ..............................................    600,000        17,175,000
Unumprovident Corp. ........................................    629,400        27,290,784
                                                                           --------------
                                                                               44,465,784
                                                                           --------------
OIL & GAS REFINING & MARKETING  0.3%
El Paso Corp. ..............................................     42,000        46,079,250
                                                                           --------------

PHARMACEUTICALS  0.4%
Schering-Plough Corp. ......................................  1,189,000        63,908,750
                                                                           --------------

PROPERTY & CASUALTY  0.3%
Travelers Property Casualty Co. ............................    905,200        22,412,752
XL Capital, Ltd. (Cayman Islands)...........................    913,900        23,350,145
                                                                           --------------
                                                                               45,762,897
                                                                           --------------
SPECIALTY STORES  0.1%
United Rentals Trust I......................................    475,000        20,306,250
                                                                           --------------

TELECOMMUNICATIONS  0.6%
Lucent Technologies Capital Trust...........................    103,300       100,717,500
                                                                           --------------

THRIFTS & MORTGAGE FINANCE  1.1%
Federal National Mortgage Association ......................      1,177       108,449,663
Sovereign Capital Trust IV .................................  1,389,900        61,155,600
                                                                           --------------
                                                                              169,605,263
                                                                           --------------

TOTAL CONVERTIBLE PREFERRED STOCKS  4.9%................................   $  770,631,639
                                                                           ==============

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           CORPORATE BONDS  4.4%
           AEROSPACE & DEFENSE  0.0%
$3,579     Raytheon Co. ................................. 4.500%   11/15/07   $     3,549,727
 1,473     Raytheon Co. ................................. 6.150    11/01/08         1,529,702
 1,850     Raytheon Co. ................................. 8.300    03/01/10         2,074,000
                                                                              ---------------
                                                                                    7,153,429
                                                                              ---------------
           AUTOMOTIVE  0.0%
 3,730     Daimler Chrysler NA Holding Corp. ............ 7.750    01/18/11         4,085,368
                                                                              ---------------

           BANKING  0.5%
 8,940     Bank of America Corp. ........................ 3.375    02/17/09         8,552,496
 1,270     Bank of New York Co., Inc. ................... 5.200    07/01/07         1,276,754
 1,525     Bank of New York Co., Inc. ................... 3.800    02/01/08         1,493,959
   505     Bank One Corp. ............................... 6.000    02/17/09           517,613
 5,000     Citigroup, Inc. .............................. 6.500    01/18/11         5,333,235
 3,100     Citigroup, Inc. .............................. 6.000    02/21/12         3,257,747
13,550     Citigroup, Inc. .............................. 5.625    08/27/12        13,985,429
 3,250     Huntington National Bank...................... 4.375    01/15/10         3,188,790
   790     J.P. Morgan Chase & Co. ...................... 6.000    02/15/09           811,990
   961     J.P. Morgan Chase & Co. ...................... 7.000    11/15/09         1,028,959
 5,480     J.P. Morgan Chase & Co. ...................... 6.750    02/01/11         5,875,815
10,385     Marshall & Ilsey Bank......................... 3.800    02/08/08        10,194,030
 2,470     MBNA America Bank NA.......................... 7.125    11/15/12         2,765,012
 3,810     MBNA Corp. ................................... 6.125    03/01/13         4,046,056
 8,790     MBNA Corp. (Floating Rate).................... 4.720    05/05/08         8,859,626
   675     Sovereign Bank................................ 4.000    02/01/08           662,071
 2,540     Washington Mutual Bank FA..................... 5.500    01/15/13         2,583,388
 4,110     Washington Mutual, Inc. ...................... 8.250    04/01/10         4,580,459
                                                                              ---------------
                                                                                   79,013,429
                                                                              ---------------
           BROKERAGE  0.3%
46,000     Goldman Sachs Group, Inc. .................... 0.250    08/30/08        44,917,620
 1,385     Goldman Sachs Group, Inc. .................... 6.600    01/15/12         1,489,606
 3,925     Goldman Sachs Group, Inc. .................... 5.250    10/15/13         3,930,260
                                                                              ---------------
                                                                                   50,337,486
                                                                              ---------------
           CHEMICALS  0.1%
 2,405     ICI Wilmington, Inc. ......................... 4.375    12/01/08         2,345,132
 9,090     Sealed Air Corp., 144A-Private Placement
           (b)........................................... 5.625    07/15/13         9,036,923
                                                                              ---------------
                                                                                   11,382,055
                                                                              ---------------
           CONSTRUCTION MACHINERY  0.1%
 8,555     Caterpillar Financial Services Corp. ......... 3.625    11/15/07         8,370,623
                                                                              ---------------

           CONSUMER PRODUCTS  0.1%
 7,220     Clorox Co. (Floating Rate).................... 4.614    12/14/07         7,236,989
                                                                              ---------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING  0.1%
$  775     Brascan Corp. (Canada)........................ 8.125%   12/15/08   $       838,201
 5,510     Brascan Corp. (Canada)........................ 7.125    06/15/12         6,014,733
 2,785     Cooper Industries, Inc. ...................... 5.250    07/01/07         2,797,825
 3,700     Cooper US Industries, Inc., 144A-Private
           Placement (b)................................. 5.250    11/15/12         3,726,677
 3,510     Textron Financial Corp. ...................... 4.125    03/03/08         3,457,778
 4,860     United Technologies Corp. .................... 4.375    05/01/10         4,786,458
                                                                              ---------------
                                                                                   21,621,672
                                                                              ---------------
           ELECTRIC  0.5%
 6,585     Ameren Corp. ................................. 4.263    05/15/07         6,492,797
 1,830     Arizona Public Service Co. ................... 6.750    11/15/06         1,854,431
 6,870     Arizona Public Service Co. ................... 5.800    06/30/14         7,092,313
 6,805     Carolina Power & Light Co. ................... 5.125    09/15/13         6,797,623
 7,560     CC Funding Trust I............................ 6.900    02/16/07         7,707,480
 3,515     Cincinnati Gas & Electric Co. ................ 5.700    09/15/12         3,612,791
 2,390     Detroit Edison Co. ........................... 6.125    10/01/10         2,495,633
 4,205     Duquesne Light Co., Ser O..................... 6.700    04/15/12         4,568,955
 1,825     Duquesne Light Co., Ser Q..................... 5.700    05/15/14         1,878,502
 2,285     Entergy Gulf States, Inc. .................... 3.600    06/01/08         2,198,542
 3,340     Entergy Gulf States, Inc. (Floating Rate)..... 4.810    12/01/09         3,261,754
 3,130     Exelon Corp. ................................. 6.750    05/01/11         3,335,988
 6,505     FPL Group Capital, Inc. ...................... 3.250    04/11/06         6,479,806
 1,330     Indianapolis Power & Light Co., 144A-Private
           Placement (b)................................. 6.300    07/01/13         1,401,167
 5,535     Jersey Central Power & Light Co. ............. 5.625    05/01/16         5,711,245
 4,500     Nisource Finance Corp. (Floating Rate)........ 4.950    11/23/09         4,518,860
 2,925     Pacific Gas & Electric Co. ................... 6.050    03/01/34         3,037,642
 1,255     Public Service Electric & Gas................. 5.000    01/01/13         1,242,537
 1,925     Wisconsin Electric Power...................... 3.500    12/01/07         1,875,279
                                                                              ---------------
                                                                                   75,563,345
                                                                              ---------------
           ENVIRONMENTAL & FACILITIES SERVICES  0.0%
 1,855     Waste Management, Inc. ....................... 7.375    08/01/10         2,020,750
                                                                              ---------------

           FOOD/BEVERAGE  0.1%
 1,810     Conagra Foods, Inc. .......................... 7.000    10/01/28         1,972,203
 1,025     Conagra Foods, Inc. .......................... 8.250    09/15/30         1,269,771
 6,970     FBG Finance, 144A-Private Placement
           (Australia) (b)............................... 5.125    06/15/15         6,793,722
 3,705     Heinz H J Co., 144A-Private Placement (b)..... 6.428    12/01/08         3,808,518
 5,420     Miller Brewing Co., 144A-Private Placement
           (b)........................................... 4.250    08/15/08         5,322,380
                                                                              ---------------
                                                                                   19,166,594
                                                                              ---------------
           GAMING  0.1%
8,870      Harrahs Operating Co., Inc. .................. 5.625    06/01/15         8,729,783
                                                                              ---------------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued


PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           HEALTHCARE  0.1%
$7,140     Aetna, Inc. .................................. 7.375%   03/01/06   $     7,168,574
 6,975     Baxter Finco BV, 144A-Private Placement
           (Netherlands) (b)............................. 4.750    10/15/10         6,886,055
 3,260     Wellpoint, Inc. .............................. 3.750    12/14/07         3,189,066
 2,265     Wellpoint, Inc. .............................. 4.250    12/15/09         2,208,167
                                                                              ---------------
                                                                                   19,451,862
                                                                              ---------------
           INTEGRATED ENERGY  0.2%
   700     Consumers Energy Co., Ser F................... 4.000    05/15/10           665,412
 1,455     Consumers Energy Co., Ser H................... 4.800    02/17/09         1,437,057
 5,000     Niagara Mohawk Power Corp., Ser G............. 7.750    10/01/08         5,341,770
 1,485     Pemex Project Funding Master Trust............ 9.125    10/13/10         1,712,948
 4,785     Pemex Project Funding Master Trust............ 7.375    12/15/14         5,328,098
 7,165     Pemex Project Funding Master Trust............ 8.625    02/01/22         8,848,775
                                                                              ---------------
                                                                                   23,334,060
                                                                              ---------------
           LIFE INSURANCE  0.2%
 5,000     American General Corp. ....................... 7.500    08/11/10         5,486,615
 1,275     AXA Financial, Inc. .......................... 6.500    04/01/08         1,321,856
 1,145     John Hancock Financial Services, Inc. ........ 5.625    12/01/08         1,168,435
   730     John Hancock Global Funding II, 144A-Private
           Placement (b)................................. 7.900    07/02/10           821,692
 3,155     Nationwide Financial Services, Inc. .......... 6.250    11/15/11         3,324,742
 4,980     Platinum Underwriters Fin, Ser B (Bermuda).... 6.371    11/16/07         4,998,431
 4,865     Platinum Underwriters Fin, Ser B.............. 7.500    06/01/17         4,967,262
 1,785     Prudential Holdings LLC, 144A-Private
           Placement (b)................................. 7.245    12/18/23         2,139,863
 9,055     Xlliac Global Funding, 144A-Private Placement
           (b)........................................... 4.800    08/10/10         8,949,953
                                                                              ---------------
                                                                                   33,178,849
                                                                              ---------------
           LODGING  0.0%
 4,080     Hyatt Equities LLC, 144A-Private Placement
           (b)........................................... 6.875    06/15/07         4,164,138
                                                                              ---------------


           MEDIA-CABLE  0.1%
 2,340     Comcast Cable Communications, Inc. ........... 6.375    01/30/06         2,342,925
 3,525     Comcast Cable Communications, Inc. ........... 6.750    01/30/11         3,736,292
10,000     Cox Communications, Inc. ..................... 7.250    11/15/15        10,868,810
   750     TCI Communications, Inc. ..................... 7.875    02/15/26           867,995
                                                                              ---------------
                                                                                   17,816,022
                                                                              ---------------
           MEDIA-NONCABLE  0.1%
 4,735     Knight-Ridder, Inc. .......................... 5.750    09/01/17         4,024,172
   895     News America, Inc. ........................... 7.300    04/30/28           984,779
 5,000     News America, Inc. ........................... 7.625    11/30/28         5,686,290
 4,750     WPP Finance Corp. (United Kingdom)............ 5.875    06/15/14         4,828,769
                                                                              ---------------
                                                                                   15,524,010
                                                                              ---------------
           NATURAL GAS DISTRIBUTORS  0.0%
 3,740     Sempra Energy................................. 4.621    05/17/07         3,714,718
                                                                              ---------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           NATURAL GAS PIPELINES  0.1%
$4,600     Consolidated Natural Gas Co. ................. 5.000%   12/01/14   $     4,470,712
 3,575     Consolidated Natural Gas Co., Ser C........... 6.250    11/01/11         3,748,194
 3,025     Texas Eastern Transmission Corp............... 7.000    07/15/32         3,538,663
                                                                              ---------------
                                                                                   11,757,569
                                                                              ---------------
           NONCAPTIVE-CONSUMER FINANCE  0.4%
 4,065     American General Finance Corp. ............... 4.625    05/15/09         4,027,297
 6,000     American General Finance Corp. ............... 4.625    09/01/10         5,877,768
 9,280     Countrywide Home Loans, Inc. ................. 3.250    05/21/08         8,916,345
 3,285     Household Finance Corp........................ 6.400    06/17/08         3,390,849
 2,385     Household Finance Corp........................ 4.125    12/15/08         2,330,438
 1,340     Household Finance Corp........................ 5.875    02/01/09         1,370,395
 2,900     Household Finance Corp........................ 4.125    11/16/09         2,802,380
   690     Household Finance Corp........................ 8.000    07/15/10           770,485
 5,940     Household Finance Corp........................ 6.750    05/15/11         6,381,817
 3,700     Household Finance Corp. ...................... 6.375    10/15/11         3,915,910
 6,620     Residential Cap Corp. ........................ 6.375    06/30/10         6,733,182
 7,645     SLM Corp. .................................... 4.000    01/15/10         7,358,832
 5,340     SLM Corp. .................................... 5.000    10/01/13         5,286,285
                                                                              ---------------
                                                                                   59,161,983
                                                                              ---------------
           NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
 2,585     CIT Group, Inc. .............................. 2.875    09/29/06         2,549,557
 1,805     CIT Group, Inc. .............................. 7.375    04/02/07         1,858,119
 4,015     CIT Group, Inc. .............................. 4.750    08/15/08         4,002,140
 2,925     General Electric Capital Corp................. 4.250    12/01/10         2,858,234
 2,200     General Electric Capital Corp................. 5.875    02/15/12         2,297,645
 2,420     General Electric Capital Corp................. 4.750    09/15/14         2,384,276
 5,600     General Electric Capital Corp................. 6.750    03/15/32         6,595,406
 1,300     International Lease Finance Corp. ............ 3.750    08/01/07         1,276,842
 8,710     Nationwide Building Society, 144A-Private
           Placement (United Kingdom) (b)................ 4.250    02/01/10         8,495,159
                                                                              ---------------
                                                                                   32,317,378
                                                                              ---------------
           OIL FIELD SERVICES  0.0%
 1,030     Panhandle Eastern Pipe Line Co., Ser B........ 2.750    03/15/07         1,001,845
                                                                              ---------------

           PAPER  0.0%
 2,910     Sappi Papier Holdings AG, 144A-Private
           Placement (Austria) (b)....................... 6.750    06/15/12         2,782,621
                                                                              ---------------

           PROPERTY & CASUALTY  0.4%
16,790     AIG Sunamerica Global Financial, 144A-Private
           Placement (b)................................. 6.300    05/10/11        17,857,223
 8,895     Farmers Exchange Capital, 144A-Private
           Placement (b)................................. 7.050    07/15/28         9,435,451
 2,790     Farmers Insurance Exchange Surplus,
           144A-Private Placement (b).................... 8.625    05/01/24         3,394,917

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           PROPERTY & CASUALTY (CONTINUED)
$1,120     Hartford Financial Services Group, Inc. ...... 2.375%   06/01/06   $     1,109,251
   700     Hartford Financial Services Group, Inc. ...... 7.900    06/15/10           779,678
 6,330     Mantis Reef Ltd., 144A-Private Placement
           (Australia) (b)............................... 4.692    11/14/08         6,223,504
10,820     Marsh & McLennan Cos., Inc. .................. 5.375    07/15/14        10,667,287
 7,620     St. Paul Travelers Cos., Inc. ................ 5.010    08/16/07         7,619,329
                                                                              ---------------
                                                                                   57,086,640
                                                                              ---------------
           RAILROADS  0.2%
 5,760     Burlington North Santa Fe..................... 6.125    03/15/09         5,961,709
 2,542     Burlington North Santa Fe..................... 4.575    01/15/21         2,463,175
 5,000     CSX Corp. .................................... 6.750    03/15/11         5,364,080
 2,410     Norfolk Southern Corp. ....................... 7.350    05/15/07         2,487,807
 5,000     Union Pacific Corp. .......................... 6.700    12/01/06         5,075,110
 2,285     Union Pacific Corp. .......................... 6.625    02/01/08         2,361,065
                                                                              ---------------
                                                                                   23,712,946
                                                                              ---------------
           REAL ESTATE INVESTMENT TRUSTS  0.0%
 3,920     EOP Operating LP.............................. 7.875    07/15/31         4,639,606
                                                                              ---------------

           RETAIL  0.1%
 4,000     Federated Department Stores, Inc. ............ 6.625    09/01/08         4,147,956
 2,890     Federated Department Stores, Inc. ............ 6.300    04/01/09         2,982,457
 3,905     Limited Brands, Inc. ......................... 6.950    03/01/33         3,964,473
                                                                              ---------------
                                                                                   11,094,886
                                                                              ---------------
           SUPERMARKETS  0.1%
 3,700     Kroger Co. ................................... 7.250    06/01/09         3,919,070
 4,685     Kroger Co. ................................... 7.500    04/01/31         5,245,888
 2,395     Safeway, Inc. ................................ 7.250    02/01/31         2,592,137
                                                                              ---------------
                                                                                   11,757,095
                                                                              ---------------
           TECHNOLOGY  0.0%
 2,990     LG Electronics, Inc., 144A-Private Placement
           (b)........................................... 5.000    06/17/10         2,930,795
                                                                              ---------------

           TEXTILE  0.0%
 3,690     Mohawk Industries, Inc., Ser D................ 7.200    04/15/12         4,072,100
                                                                              ---------------

           TRANSPORTATION SERVICES  0.0%
 3,000     FedEx Corp. .................................. 2.650    04/01/07         2,919,024
                                                                              ---------------

           WIRELESS COMMUNICATIONS  0.3%
   253     AT&T Corp. ................................... 7.300    11/15/11           280,358
 7,585     Deutsche Telekom Intl Fin (Netherlands)....... 8.750    06/15/30         9,675,934
 7,205     France Telecom SA (France).................... 8.500    03/01/31         9,642,581
 4,700     SBC Communications, Inc. ..................... 6.150    09/15/34         4,736,872
   910     Sprint Capital Corp. ......................... 8.375    03/15/12         1,055,958
 2,310     Sprint Capital Corp. ......................... 8.750    03/15/32         3,074,839
 1,025     Telecom Italia Capital (Luxembourg)........... 4.000    11/15/08           994,699

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           WIRELESS COMMUNICATIONS (CONTINUED)
$ 8,875    Telecom Italia Capital (Luxembourg)........... 4.000%   01/15/10   $     8,460,697
  3,000    Verizon Communications, Inc. ................. 7.510    04/01/09         3,187,080
    365    Verizon New England, Inc. .................... 6.500    09/15/11           374,855
  7,125    Vodafone Group Plc (Variable Rate Coupon)
           (United Kingdom) (c).......................... 4.611    12/28/07         7,127,330
                                                                              ---------------
                                                                                   48,611,203
                                                                              ---------------
TOTAL CORPORATE BONDS  4.4%................................................       685,710,873
                                                                              ---------------

           CONVERTIBLE CORPORATE OBLIGATIONS  11.5%
           AIRLINES  0.3%
 15,405    AMR Corp. (Convertible into 887,482 common
           shares)....................................... 4.250    09/23/23        21,740,306
 20,000    Continental Airlines, Inc. (Convertible into
           500,000 common shares)........................ 4.500    02/01/07        18,750,000
                                                                              ---------------
                                                                                   40,490,306
                                                                              ---------------
           APPLICATION SOFTWARE  0.1%
 11,729    Red Hat, Inc., Ser B (Convertible into 458,314
           common shares)................................ 0.500    01/15/24        13,766,914
                                                                              ---------------

           BIOTECHNOLOGY  1.6%
 70,000    Amgen, Inc. (Convertible into 620,207 common
           shares) LYON..................................   *      03/01/32        54,950,000
 46,533    Chiron Corp. (Convertible into 679,908 common
           shares)....................................... 1.625    08/01/33        45,951,337
  9,000    Chiron Corp. (Convertible into 134,329 common
           shares)....................................... 2.750    06/30/34         8,943,750
 36,025    Chiron Corp., 144A-Private Placement
           (Convertible into 537,688 common shares)
           (b)........................................... 2.750    06/30/34        35,799,844
 50,000    Medimmune, Inc. (Convertible into 733,355
           common shares)................................ 1.000    07/15/23        49,000,000
 50,000    Medtronic, Inc., Ser B (Convertible into
           808,980 common shares)........................ 1.250    09/15/21        50,875,000
                                                                              ---------------
                                                                                  245,519,931
                                                                              ---------------
           BROADCASTING & CABLE TV  0.5%
 60,000    Echostar Communications Corp. (Convertible
           into 1,386,000 common shares)................. 5.750    05/15/08        58,800,000
 21,235    Sinclair Broadcast Group, Inc. (Convertible
           into 930,849 common shares)................... 6.000    09/15/12        18,607,169
                                                                              ---------------
                                                                                   77,407,169
                                                                              ---------------

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           BROKERAGE  0.9%
$ 64,200   Goldman Sachs Group, Inc. (Convertible into
           565,641 common shares) (e).................... 2.000%   02/02/12   $    66,234,498
  92,200   Lehman Brothers Holdings, Inc. (Convertible
           into 797,235 common shares) (e)............... 1.500    03/23/12        82,565,100
                                                                              ---------------
                                                                                  148,799,598
                                                                              ---------------
           CASINOS & GAMING  0.2%
  49,000   International Game Technology (Convertible
           into 1,037,350 common shares).................   *      01/29/33        32,891,250
                                                                              ---------------

           CHEMICALS  0.2%
  35,800   Sealed Air Corp., 144A-Private Placement
           (Convertible into 511,478 common shares)
           (b)........................................... 3.000    06/30/33        35,889,500
                                                                              ---------------

           COMMUNICATIONS EQUIPMENT  0.5%
  65,701   Qwest Communications International, Inc.
           (Convertible into 11,131,990 common shares)... 3.500    11/15/25        76,459,539
                                                                              ---------------

           DIVERSIFIED MANUFACTURING  0.4%
  64,000   3M Co. (Covertible into 605,453 common shares)
           LYON.......................................... 2.400    11/21/32        57,200,000
                                                                              ---------------

           ELECTRIC  0.2%
  29,774   Reliant Resource, Inc., 144A-Private Placement
           (Convertible into 3,120,637 common shares)
           (b)........................................... 5.000    08/15/10        36,696,455
                                                                              ---------------

           ELECTRIC UTILITIES  0.6%
   2,000   Centerpoint Energy, Inc. (Convertible into
           48,927 Time Warner, Inc. common shares)....... 2.000    09/15/29        67,276,000
   9,768   PG & E Corp. (Convertible into 647,432 common
           shares)....................................... 9.500    06/30/10        27,252,720
                                                                              ---------------
                                                                                   94,528,720
                                                                              ---------------
           ELECTRONIC EQUIPMENT MANUFACTURERS  0.7%
  46,000   Advanced Micro Devices, Inc. (Convertible into
           1,967,494 common shares)...................... 4.750    02/01/22        60,777,500
  53,699   L-3 Communications Holdings, Inc.,
           144A-Private Placement (Convertible into
           524,859 common shares) (b).................... 3.000    08/01/35        53,363,381
                                                                              ---------------
                                                                                  114,140,881
                                                                              ---------------
           FINANCIAL  0.3%
  46,500   American Express, 144A-Private Placement
           (Convertible into 669,939 common shares)
           (b)........................................... 1.850    12/01/33        49,580,625
                                                                              ---------------

           FOOD/BEVERAGE  0.4%
  86,000   General Mills, Inc. (Convertible into 303,386
           common shares)................................   *      10/28/22        61,705,000
                                                                              ---------------

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           GAS UTILITIES  0.4%
$100,000   El Paso Corp. (Convertible into 478,720 common
           shares).......................................   *      02/28/21   $    55,000,000
                                                                              ---------------

           HEALTH CARE EQUIPMENT  0.4%
  55,895   St Jude Medical, Inc. (Convertible into
           866,423 common shares)........................ 2.800%   12/15/35        55,964,869
                                                                              ---------------

           HEALTH CARE SERVICES  0.4%
  66,278   Omnicare, Inc. (Convertible into 831,279
           common shares)................................ 3.250    12/15/35        66,112,305
                                                                              ---------------

           HEALTHCARE  0.1%
  14,000   Edwards Lifesciences Corp. (Convertible into
           256,129 common shares)........................ 3.875    05/15/33        13,842,500
                                                                              ---------------

           INDUSTRIAL  0.1%
  22,000   Allied Waste Industries, Inc. (Convertible
           into 1,076,847 common shares)................. 4.250    04/15/34        19,140,000
                                                                              ---------------

           LIFE & HEALTH INSURANCE  0.2%
  26,802   Conseco, Inc., 144A-Private Placement
           (Convertible into 1,005,316 common shares)
           (b)........................................... 3.500    09/30/35        28,577,632
                                                                              ---------------

           MANAGED HEALTH CARE  0.3%
  40,103   Manor Care, Inc., 144A-Private Placement
           (Convertible into 896,198 common shares)
           (b)........................................... 2.125    08/01/35        41,506,605
                                                                              ---------------

           MEDIA-NONCABLE  0.2%
     375   Tribune Co. (Convertible into 4,538 Time
           Warner, Inc. common shares)................... 2.000    05/15/29        28,023,775
                                                                              ---------------

           OIL & GAS EQUIPMENT & SERVICES  0.2%
  20,000   Halliburton Co. (Convertible into 531,166
           common shares)................................ 3.125    07/15/23        34,300,000
                                                                              ---------------

           PAPER  0.4%
 120,000   International Paper Co. (Convertible into
           1,141,332 common shares)......................   *      06/20/21        67,650,000
                                                                              ---------------

           PHARMACEUTICALS  0.7%
  15,000   Alpharma, Inc. (Convertible into 467,144
           common shares)................................ 3.000    06/01/06        19,725,000
   9,134   Imclone Systems, Inc. (Covertible into 96,467
           common shares)................................ 1.375    05/15/24         7,683,978
  39,739   Teva Pharmaceutical (Convertible into
           1,048,514 common shares)...................... 0.500    02/01/24        47,388,758

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           PHARMACEUTICALS (CONTINUED)
$ 2,488    Valeant Pharmaceuticals International,
           144A-Private Placement (Convertible into
           78,704 common shares) (b)..................... 4.000%   11/15/13   $     2,133,460
 40,000    Watson Pharmaceuticals, Inc. (Convertible into
           998,752 common shares)........................ 1.750    03/15/23        38,300,000
                                                                              ---------------
                                                                                  115,231,196
                                                                              ---------------
           SEMICONDUCTOR EQUIPMENT  0.7%
 30,145    Intel Corp., 144A-Private Placement
           (Convertible into 956,085 common shares)
           (b)........................................... 2.950    12/15/35        29,579,781
 57,082    Micron Technology, Inc. (Convertible into
           4,842,380 common shares)...................... 2.500    02/01/10        66,357,825
  9,825    Teradyne, Inc. (Convertible into 377,884
           common shares)................................ 3.750    10/15/06         9,739,031
                                                                              ---------------
                                                                                  105,676,637
                                                                              ---------------
           SUPERMARKETS  0.2%
 89,640    Supervalu, Inc. (Convertible into 864,434
           common shares)................................   *      11/02/31        30,589,650
                                                                              ---------------

           TECHNOLOGY  0.3%
 57,236    Nortel Networks Corp. (Convertible into
           5,723,600 common shares) (Canada)............. 4.250    09/01/08        53,944,930
                                                                              ---------------
TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  11.5%.............................     1,800,635,987
                                                                              ---------------

           GOVERNMENT OBLIGATIONS  10.5%
  5,525    United Mexican States (Mexico)................ 8.300    08/15/31         7,113,438
 11,490    United Mexican States (Mexico)................ 8.375    01/14/11        13,127,325
 10,000    United States Treasury Bonds.................. 5.500    08/15/28        11,247,270
 66,850    United States Treasury Bonds.................. 6.125    08/15/29        81,449,973
 15,000    United States Treasury Bonds.................. 6.250    05/15/30        18,633,990
 96,750    United States Treasury Bonds.................. 6.375    08/15/27       119,883,118
 50,000    United States Treasury Bonds.................. 7.625    02/15/25        68,910,200
 39,000    United States Treasury Bonds.................. 8.125    08/15/21        54,126,228
 23,665    United States Treasury Bonds.................. 8.750    08/15/20        34,051,734
 28,000    United States Treasury Bonds.................. 9.000    11/15/18        40,040,000
 31,675    United States Treasury Bonds (STRIPS).........   *      02/15/25        13,103,947
 31,675    United States Treasury Bonds (STRIPS).........   *      02/15/27        11,997,698
 84,990    United States Treasury Notes.................. 1.625    02/28/06        84,697,889
 70,000    United States Treasury Notes.................. 2.750    08/15/07        68,211,780
 90,000    United States Treasury Notes.................. 3.125    05/15/07        88,470,720
152,000    United States Treasury Notes.................. 3.375    02/28/07       150,195,152
 90,000    United States Treasury Notes.................. 3.500    11/15/06        89,321,490
193,800    United States Treasury Notes.................. 3.875    02/15/13       187,902,860
 54,130    United States Treasury Notes (c).............. 4.250    08/15/13        53,662,750
 15,000    United States Treasury Notes.................. 4.250    11/15/13        14,861,730

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           GOVERNMENT OBLIGATIONS (CONTINUED)
$ 24,135   United States Treasury Notes.................. 4.625%   05/15/06   $    24,167,075
 184,000   United States Treasury Notes.................. 4.750    11/15/08       185,825,648
  37,340   United States Treasury Notes.................. 5.750    08/15/10        39,514,794
  19,000   United States Treasury Notes.................. 6.125    08/15/07        19,509,143
 133,000   United States Treasury Notes.................. 6.500    02/15/10       143,510,192
  79,460   United States Treasury Notes (STRIPS).........   *      05/15/25        32,372,640
                                                                              ---------------
TOTAL GOVERNMENT OBLIGATIONS  10.5%........................................     1,655,908,784
                                                                              ---------------

           ASSET BACKED SECURITIES  2.6%
   2,010   America West Airlines, Inc. .................. 7.100    04/02/21         2,139,519
  14,500   Bank of America Securities Auto Trust......... 4.000    08/18/09        14,332,985
   9,199   BMW Vehicle Owner Trust....................... 2.670    03/25/08         9,113,555
  14,425   Capital Auto Receivables Asset Trust.......... 4.050    07/15/09        14,275,282
  11,600   Caterpillar Financial Asset Trust............. 3.900    02/25/09        11,466,354
   8,600   Chase Manhattan Auto Owner Trust.............. 2.830    09/15/10         8,338,579
   6,500   CIT Equipment................................. 3.500    09/20/08         6,406,145
   8,525   CNH Equipment Trust........................... 4.020    04/15/09         8,437,114
  20,075   CNH Equipment Trust........................... 4.270    01/15/10        19,875,960
   9,500   Daimler Chrysler Auto Trust................... 2.860    03/09/09         9,309,900
  11,300   Daimler Chrysler Auto Trust................... 4.040    09/08/09        11,180,895
   8,800   Ford Credit Auto Owner Trust.................. 4.170    01/15/09         8,736,035
  15,000   GE Equipment Small Ticket LLC, 144A-Private
           Placement (b)................................. 4.380    07/22/09        14,890,526
  16,750   GE Equipment Small Ticket LLC, 144A-Private
           Placement (b)................................. 4.880    10/22/09        16,752,613
   8,800   Harley-Davidson Motorcycle Trust.............. 3.560    02/15/12         8,643,717
  15,800   Harley-Davidson Motorcycle Trust.............. 3.760    12/17/12        15,499,362
  10,000   Harley-Davidson Motorcycle Trust.............. 4.070    02/15/12         9,853,475
  10,700   Hertz Vehicle Financing LLC, 144A-Private
           Placement (b)................................. 4.930    02/25/10        10,726,750
   9,500   Honda Auto Receivables Owner Trust............ 3.060    10/21/09         9,265,660
  12,275   Honda Auto Receivables Owner Trust............ 3.870    04/20/09        12,107,666
   7,225   Honda Auto Receivables Owner Trust............ 3.930    01/15/09         7,145,200
  14,000   Honda Auto Receivables Owner Trust............ 4.800    10/19/09        14,023,303
   9,250   Hyundai Auto Receivables Trust................ 3.980    11/16/09         9,126,762
  13,500   MBNA Credit Card Master Note Trust............ 7.125    04/16/07        13,153,186
  15,500   Merrill Auto Trust Securitization............. 4.100    08/25/09        15,331,786
  17,400   Nissan Auto Receivables Owner Trust........... 3.990    07/15/09        17,208,374
   2,815   Ras Laffan Natural Gas Co., 144A-Private
           Placement (Qatar) (b)......................... 8.294    03/15/14         3,260,173
   2,315   Southwest Airlines Co. ....................... 5.496    11/01/06         2,326,021
   5,240   Two Rock Pass Through Trust, 144A-Private
           Placement (Bermuda) (b)....................... 5.270    02/11/49         5,211,966

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON   MATURITY        VALUE
---------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES (CONTINUED)
$9,900     TXU Electric Delivery Transition Bond Company
           LLC........................................... 4.810%   11/15/12   $     9,810,868
5,100      USAA Auto Owner Trust......................... 3.030    06/16/08         5,055,351
6,300      USAA Auto Owner Trust......................... 3.160    02/17/09         6,214,420
15,950     USAA Auto Owner Trust......................... 3.580    02/15/11        15,643,926
10,000     USAA Auto Owner Trust......................... 3.900    07/15/09         9,891,657
7,600      Volkswagen Auto Lease Trust................... 3.820    05/20/08         7,528,367
17,700     Volkswagen Auto Loan Enchanced Trust.......... 4.800    07/20/09        17,704,724
7,700      Wachovia Auto Owners Trust.................... 4.060    09/21/09         7,619,889
7,820      World Financial Properties, 144A-Private
           Placement (b)................................. 6.910    09/01/13         8,218,941
3,543      World Financial Properties, 144A-Private
           Placement (b)................................. 6.950    09/01/13         3,724,119
9,500      World Omni Auto Receivables Trust............. 3.290    11/12/08         9,399,562
                                                                              ---------------

TOTAL ASSET BACKED SECURITIES  2.6%........................................       408,950,687
                                                                              ---------------

TOTAL LONG-TERM INVESTMENTS  92.3%
  (Cost $12,795,411,160)...................................................    14,510,588,743
                                                                              ---------------


SHORT-TERM INVESTMENTS  7.6%
REPURCHASE AGREEMENT  7.6%
State Street Bank & Trust Co. ($1,192,279,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.12%,
  dated 12/30/05, to be sold on 01/03/06 at $1,192,824,799)..................     1,192,279,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.0%
United States Treasury Bills ($3,500,000 par, yielding 3.171%, 01/12/06
  maturity) (d)..............................................................         3,496,612
                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,195,775,612)......................................................     1,195,775,612
                                                                                ---------------

TOTAL INVESTMENTS  99.9%
  (Cost $13,991,186,772).....................................................    15,706,364,355

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%..................................        21,766,242
                                                                                ---------------

NET ASSETS  100.0%...........................................................   $15,728,130,597
                                                                                ===============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e) Synthetic Convertible

ADR--American Depositary Receipt

LYON--Liquid Yield Option Note

Euro--Eurodollar

STRIPS--Separate Trading of Registered Interest and Principal

    FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
10-Year U.S. Treasury Note -- March 2006
  (Current Notional Value of $109,406 per contract).........    3,200       $ 2,533,271
SHORT CONTRACTS:
5-Year U.S. Treasury Note -- March 2006
  (Current Notional Value of $106,344 per contract).........    3,259        (1,143,835)
2-Year U.S. Treasury Note -- March 2006
  (Current Notional Value of $205,188 per contract).........    1,831           (39,008)
                                                                -----       -----------
                                                                8,290       $ 1,350,428
                                                                =====       ===========

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $13,991,186,772)....................  $15,706,364,355
Cash........................................................          602,627
Receivables:
  Fund Shares Sold..........................................       50,852,369
  Interest..................................................       42,012,702
  Dividends.................................................       13,345,474
Other.......................................................          560,560
                                                              ---------------
    Total Assets............................................   15,813,738,087
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       38,420,607
  Fund Shares Repurchased...................................       26,821,464
  Distributor and Affiliates................................       13,090,137
  Investment Advisory Fee...................................        4,694,520
  Variation Margin on Futures...............................          254,185
Accrued Expenses............................................        1,885,155
Trustees' Deferred Compensation and Retirement Plans........          441,422
                                                              ---------------
    Total Liabilities.......................................       85,607,490
                                                              ---------------
NET ASSETS..................................................  $15,728,130,597
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $13,810,993,776
Net Unrealized Appreciation.................................    1,716,528,011
Accumulated Net Realized Gain...............................      218,816,700
Accumulated Undistributed Net Investment Income.............      (18,207,890)
                                                              ---------------
NET ASSETS..................................................  $15,728,130,597
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $10,376,681,612 and 1,194,818,888 shares
    of beneficial interest issued and outstanding)..........  $          8.68
    Maximum sales charge (5.75%* of offering price).........              .53
                                                              ---------------
    Maximum offering price to public........................  $          9.21
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,222,147,175 and 376,930,837 shares of
    beneficial interest issued and outstanding).............  $          8.55
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,968,786,375 and 229,377,561 shares of
    beneficial interest issued and outstanding).............  $          8.58
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $101,768,442 and 11,674,913 shares of
    beneficial interest issued and outstanding).............  $          8.72
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $58,746,993 and 6,764,184 shares of
    beneficial interest issued and outstanding).............  $          8.69
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $4,652,912)...............................................  $  213,164,270
Interest....................................................     170,576,014
Other.......................................................         557,157
                                                              --------------
    Total Income............................................     384,297,441
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, R and I of $22,368,891, $31,406,904, $17,501,088,
  $353,687 and $0, respectively)............................      71,630,570
Investment Advisory Fee.....................................      49,238,010
Shareholder Services........................................      19,450,935
Custody.....................................................         904,468
Legal.......................................................         373,161
Trustees' Fees and Related Expenses.........................         108,748
Other.......................................................       4,294,999
                                                              --------------
    Total Expenses..........................................     146,000,891
    Less Credits Earned on Cash Balances....................         460,876
                                                              --------------
    Net Expenses............................................     145,540,015
                                                              --------------
NET INVESTMENT INCOME.......................................  $  238,757,426
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  826,225,738
  Futures...................................................       7,002,673
                                                              --------------
Net Realized Gain...........................................     833,228,411
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,726,433,374
                                                              --------------
  End of the Period:
    Investments.............................................   1,715,177,583
    Futures.................................................       1,350,428
                                                              --------------
                                                               1,716,528,011
                                                              --------------
Net Unrealized Depreciation During the Period...............      (9,905,363)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  823,323,048
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,062,080,474
                                                              ==============

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2005    DECEMBER 31, 2004
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   238,757,426      $   174,700,816
Net Realized Gain....................................       833,228,411          442,135,591
Net Unrealized Appreciation/Depreciation During the
  Period.............................................        (9,905,363)         590,605,908
                                                        ---------------      ---------------
Change in Net Assets from Operations.................     1,062,080,474        1,207,442,315
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (187,712,995)        (147,562,630)
  Class B Shares.....................................       (42,173,496)         (43,979,670)
  Class C Shares.....................................       (23,765,791)         (20,816,237)
  Class R Shares.....................................        (1,346,702)            (656,521)
  Class I Shares.....................................          (398,790)                 -0-
                                                        ---------------      ---------------
                                                           (255,397,774)        (213,015,058)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares.....................................      (460,292,576)         (11,608,496)
  Class B Shares.....................................      (153,870,568)          (4,756,562)
  Class C Shares.....................................       (89,494,065)          (2,380,127)
  Class R Shares.....................................        (4,145,711)             (59,518)
  Class I Shares.....................................        (2,015,607)                 -0-
                                                        ---------------      ---------------
                                                           (709,818,527)         (18,804,703)
                                                        ---------------      ---------------
Total Distributions..................................      (965,216,301)        (231,819,761)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................        96,864,173          975,622,554
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................     4,478,838,651        3,856,429,285
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       878,999,748          210,212,248
Cost of Shares Repurchased...........................    (2,143,875,998)      (1,532,358,801)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     3,213,962,401        2,534,282,732
                                                        ---------------      ---------------
TOTAL INCREASE IN NET ASSETS.........................     3,310,826,574        3,509,905,286
NET ASSETS:
Beginning of the Period..............................    12,417,304,023        8,907,398,737
                                                        ---------------      ---------------
End of the Period (Including accumulated
  undistributed net investment income of
  $(18,207,890) and $(13,438,533), respectively).....   $15,728,130,597      $12,417,304,023
                                                        ===============      ===============

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS A SHARES                        ---------------------------------------------------------
                                        2005         2004        2003        2002        2001
                                      ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $    8.62    $   7.90    $   6.62    $   7.46    $   8.07
                                      ---------    --------    --------    --------    --------
  Net Investment Income.............        .17         .16         .15         .16         .20
  Net Realized and Unrealized
    Gain/Loss.......................        .49         .75        1.30        (.76)       (.40)
                                      ---------    --------    --------    --------    --------
Total from Investment Operations....        .66         .91        1.45        (.60)       (.20)
                                      ---------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income..........................        .18         .18         .17         .17         .20
  Distributions from Net Realized
    Gain............................        .42         .01         -0-         .07         .21
                                      ---------    --------    --------    --------    --------
Total Distributions.................        .60         .19         .17         .24         .41
                                      ---------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD............................  $    8.68    $   8.62    $   7.90    $   6.62    $   7.46
                                      =========    ========    ========    ========    ========

Total Return (a)....................      7.81%      11.77%      22.16%      -8.32%      -2.23%
Net Assets at End of the Period (In
  millions).........................  $10,376.7    $7,737.1    $5,198.4    $2,851.6    $2,268.0
Ratio of Expenses to Average Net
  Assets............................       .78%        .80%        .83%        .82%        .82%
Ratio of Net Investment Income to
  Average Net Assets................      1.98%       1.97%       2.18%       2.34%       2.60%
Portfolio Turnover..................        38%         42%         49%         53%         92%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS B SHARES                         --------------------------------------------------------
                                         2005        2004        2003        2002        2001
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   8.49    $   7.79    $   6.53    $   7.36    $   7.97
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .11         .10         .10         .11         .14
  Net Realized and Unrealized
    Gain/Loss........................       .49         .73        1.28        (.76)       (.40)
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....       .60         .83        1.38        (.65)       (.26)
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................       .12         .12         .12         .11         .14
  Distributions from Net Realized
    Gain.............................       .42         .01         -0-         .07         .21
                                       --------    --------    --------    --------    --------
Total Distributions..................       .54         .13         .12         .18         .35
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   8.55    $   8.49    $   7.79    $   6.53    $   7.36
                                       ========    ========    ========    ========    ========

Total Return (a).....................     7.15%      10.85%      21.31%      -9.02%      -3.02%
Net Assets at End of the Period (In
  millions)..........................  $3,222.1    $3,076.3    $2,622.0    $1,749.6    $1,697.7
Ratio of Expenses to Average Net
  Assets.............................     1.53%       1.55%       1.59%       1.57%       1.58%
Ratio of Net Investment Income to
  Average Net Assets.................     1.22%       1.21%       1.43%       1.57%       1.84%
Portfolio Turnover...................       38%         42%         49%         53%         92%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 32                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                            ----------------------------------------------------
                                            2005        2004        2003       2002      2001
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $   8.52    $   7.82    $   6.55    $ 7.39    $ 7.99
                                          --------    --------    --------    ------    ------
  Net Investment Income.................       .11         .10         .10       .11       .14
  Net Realized and Unrealized
    Gain/Loss...........................       .49         .73        1.29      (.77)     (.39)
                                          --------    --------    --------    ------    ------
Total from Investment Operations........       .60         .83        1.39      (.66)     (.25)
                                          --------    --------    --------    ------    ------
Less:
  Distributions from Net Investment
    Income..............................       .12         .12         .12       .11       .14
  Distributions from Net Realized
    Gain................................       .42         .01         -0-       .07       .21
                                          --------    --------    --------    ------    ------
Total Distributions.....................       .54         .13         .12       .18       .35
                                          --------    --------    --------    ------    ------
NET ASSET VALUE, END OF THE PERIOD......  $   8.58    $   8.52    $   7.82    $ 6.55    $ 7.39
                                          ========    ========    ========    ======    ======

Total Return (a)........................     7.12%      10.81%      21.40%(b) -9.12%    -2.88%
Net Assets at End of the Period (In
  millions).............................  $1,968.8    $1,561.6    $1,071.9    $529.5    $365.6
Ratio of Expenses to Average Net
  Assets................................     1.53%       1.55%       1.59%     1.58%     1.58%
Ratio of Net Investment Income to
  Average Net Assets....................     1.22%       1.22%       1.44%(b)  1.60%     1.84%
Portfolio Turnover......................       38%         42%         49%       53%       92%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

See Notes to Financial Statements                                             33

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            OCTOBER 1, 2002
                                              YEAR ENDED DECEMBER 31,      (COMMENCEMENT OF
CLASS R SHARES                               --------------------------     OPERATIONS) TO
                                              2005      2004      2003     DECEMBER 31, 2002
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 8.65    $ 7.93    $ 6.63          $6.43
                                             ------    ------    ------          -----
  Net Investment Income....................     .15       .15       .15            .02
  Net Realized and Unrealized Gain.........     .50       .74      1.30            .22
                                             ------    ------    ------          -----
Total from Investment Operations...........     .65       .89      1.45            .24
                                             ------    ------    ------          -----
Less:
  Distributions from Net Investment
    Income.................................     .16       .16       .15            .04
  Distributions from Net Realized Gain.....     .42       .01       -0-            -0-
                                             ------    ------    ------          -----
Total Distributions........................     .58       .17       .15            .04
                                             ------    ------    ------          -----
NET ASSET VALUE, END OF THE PERIOD.........  $ 8.72    $ 8.65    $ 7.93          $6.63
                                             ======    ======    ======          =====

Total Return (a)...........................   7.65%    11.45%    22.15%          3.69%*
Net Assets at End of the Period (In
  millions)................................  $101.8    $ 40.8    $ 15.2          $  .1
Ratio of Expenses to Average Net Assets....   1.03%     1.05%     1.12%          1.19%
Ratio of Net Investment Income to Average
  Net Assets...............................   1.73%     1.72%     1.88%          1.67%
Portfolio Turnover.........................     38%       42%       49%            53%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           DECEMBER 23, 2004
                                                            YEAR ENDED     (COMMENCEMENT OF
CLASS I SHARES                                             DECEMBER 31,     OPERATIONS) TO
                                                               2005        DECEMBER 31, 2004
                                                           ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................    $8.61              $8.60
                                                              -----              -----
  Net Investment Income...................................      .17                -0-**
  Net Realized and Unrealized Gain........................      .53                .01
                                                              -----              -----
Total from Investment Operations..........................      .70                .01
                                                              -----              -----
Less:
  Distributions from Net Investment Income................      .20                -0-
  Distributions from Net Realized Gain....................      .42                -0-
                                                              -----              -----
Total Distributions.......................................      .62                -0-
                                                              -----              -----
NET ASSET VALUE, END OF THE PERIOD........................    $8.69              $8.61
                                                              =====              =====

Total Return (a)..........................................    8.33%              0.12%*
Net Assets at End of the Period (In millions).............    $58.7              $ 1.5
Ratio of Expenses to Average Net Assets...................     .55%               .56%
Ratio of Net Investment Income to Average Net Assets......    2.17%              1.20%
Portfolio Turnover........................................      38%                42%

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             35

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The Fund offers Class A shares, Class B shares, Class C shares, Class R shares and Class I shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $14,049,060,830
                                                              ===============
Gross tax unrealized appreciation...........................  $ 1,955,557,556
Gross tax unrealized depreciation...........................     (298,254,031)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $ 1,657,303,525
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                  2005            2004
Distribution paid from:
  Ordinary Income...........................................  $296,732,525    $213,015,058
  Long-term capital gain....................................   668,483,776      18,804,703
                                                              ------------    ------------
                                                              $965,216,301    $231,819,761
                                                              ============    ============

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences of $360,293 relating to book to tax amortization differences on bonds sold was reclassified from accumulated net realized gain to accumulated undistributed net investment income. Permanent book and tax differences relating to the recognition of net realized losses on paydowns of mortgage pool obligations totaling $102,447 were reclassified from accumulated undistributed net investment income to accumulated net

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

realized gain. Additionally, a permanent difference relating to book to tax amortization differences totaling $11,416,900 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. A permanent book to tax basis difference relating to gains not recognized for tax purposes on exchanges totaling $24,222,803 was reclassified to capital from accumulated net realized gain. A permanent book to tax basis difference relating to the Fund's investment in other regulated investment companies totaling $8,649 was reclassified to accumulated net realized gain from accumulated undistributed net investment income.

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $ 29,598,099
Undistributed long-term capital gain........................   230,641,956

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures contracts at December 31, 2005.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Fund's custody fee was reduced by $460,876 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended December 31, 2005, the Fund recognized expenses of approximately $373,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $565,600, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $17,628,400 representing transfer agency fees paid to

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $277,692 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $32,572.

    For the year ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $9,354,400 and CDSC on redeemed shares of approximately $4,967,900. Sales charges do not represent expenses of the Fund.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004 transactions were as follows:

                                         FOR THE                          FOR THE
                                        YEAR ENDED                       YEAR ENDED
                                    DECEMBER 31, 2005                DECEMBER 31, 2004
                              ------------------------------   ------------------------------
                                 SHARES           VALUE           SHARES           VALUE
Sales:
  Class A...................   378,848,173   $ 3,287,303,328    332,840,688   $ 2,685,621,006
  Class B...................    58,481,461       498,278,609     75,937,794       602,637,602
  Class C...................    63,868,125       547,825,165     66,776,373       532,421,159
  Class R...................     8,868,992        77,246,198      4,249,570        34,249,518
  Class I...................     7,702,456        68,185,351        174,825         1,500,000
                              ------------   ---------------   ------------   ---------------
Total Sales.................   517,769,207   $ 4,478,838,651    479,979,250   $ 3,856,429,285
                              ============   ===============   ============   ===============
Dividend Reinvestment:
  Class A...................    69,522,493   $   603,550,011     18,018,829   $   146,736,044
  Class B...................    21,039,207       179,774,522      5,539,323        44,521,890
  Class C...................    10,591,530        90,894,780      2,281,738        18,421,834
  Class R...................       496,997         4,342,383         65,096           532,480
  Class I...................        50,114           438,052            -0-               -0-
                              ------------   ---------------   ------------   ---------------
Total Dividend
  Reinvestment..............   101,700,341   $   878,999,748     25,904,986   $   210,212,248
                              ============   ===============   ============   ===============
Repurchases:
  Class A...................  (151,431,386)  $(1,316,501,934)  (110,642,856)  $  (894,311,882)
  Class B...................   (64,824,115)     (553,357,311)   (55,673,183)     (442,731,397)
  Class C...................   (28,270,408)     (242,597,496)   (22,903,411)     (183,071,659)
  Class R...................    (2,409,858)      (21,136,125)    (1,509,004)      (12,243,863)
  Class I...................    (1,163,212)      (10,283,132)           -0-               -0-
                              ------------   ---------------   ------------   ---------------
Total Repurchases...........  (248,098,979)  $(2,143,875,998)  (190,728,454)  $(1,532,358,801)
                              ============   ===============   ============   ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2005, the Fund received redemption fees of approximately $7,600, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $5,818,333,224 and $4,208,218,920, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $1,010,254,284 and $706,453,523, respectively.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2004............................     3,000
Futures Opened..............................................    34,098
Futures Closed..............................................   (28,808)
                                                               -------
Outstanding at December 31, 2005............................     8,290
                                                               =======

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares, and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets are accrued daily. The annual fees for Class A and Class R Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

("unreimbursed receivable") was approximately $27,828,000 and $1,206,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2005 are payments retained by Van Kampen of approximately $29,202,200 and payments made to Morgan Stanley of approximately $2,867,000.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EQUITY AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Equity and Income Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Equity and Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity and Income Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2005. For corporate shareholders, 56% of the distributions qualify for the dividends received deduction. The Fund designated and paid $668,483,776 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund may designate up to a maximum of $255,397,774 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).


VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFFICERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1984  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1984  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEES AND OFFICERS continued
                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                             25, 125, 225, 525
                                                                  EQI ANR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00170P-Y12/05

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                            REGISTRANT     COVERED ENTITIES(1)
AUDIT FEES ............     $   31,500                N/A

NON-AUDIT FEES
  AUDIT-RELATED FEES...     $        0        $   235,000(2)
  TAX FEES ............     $    2,000(3)     $    52,799(4)
  ALL OTHER FEES ......     $        0        $   956,268(5)
TOTAL NON-AUDIT FEES        $    2,000        $ 1,244,067

TOTAL .................     $   33,500        $ 1,244,067

2004

                            REGISTRANT     COVERED ENTITIES(1)
AUDIT FEES.............     $   32,500                N/A

NON-AUDIT FEES
  AUDIT-RELATED FEES...     $        0        $ 115,000(2)
  TAX FEES ............     $  1,500(3)       $ 100,829(4)
  ALL OTHER FEES ......     $        0        $  60,985(6)
TOTAL NON-AUDIT FEES...     $    1,500        $ 276,814

TOTAL .................     $   34,000        $ 276,814

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                             JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
1 This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -     Van Kampen Investments Inc.
      -     Van Kampen Asset Management
      -     Van Kampen Advisors Inc.
      -     Van Kampen Funds Inc.
      -     Van Kampen Investor Services Inc.
      -     Morgan Stanley Investment Management Inc.
      -     Morgan Stanley Trust Company
      -     Morgan Stanley Investment Management Ltd.
      -     Morgan Stanley Investment Management Company
      -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006